Cover	Mar. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	COUPANG, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40115
Entity Tax Identification Number	27-2810505
Entity Address, Address Line One	Tower 730, 570, Songpa-daero
Entity Address, City or Town	Songpa-gu
Entity Address, Region	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	05510
City Area Code	2
Local Phone Number	6150-5422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CPNG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001834584
Amendment Flag	false
Entity Addresses [Line Items]
Local Phone Number	6150-5422
Entity Address, Address Line One	Tower 730, 570, Songpa-daero
Entity Address, City or Town	Songpa-gu
Entity Address, Region	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	05510
City Area Code	2
Country Region	+82